Loans (Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 28,948	¥ 55,281
Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	14
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	25,735	44,435
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	5,164	10,669
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	2,887	2,195
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	4,471	4,824
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	10,116	20,522
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	795	2,361
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	2,288	3,864
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 3,213	¥ 10,846